Condensed Consolidated Statements of Cash Flows (Unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (8,619)	$ (16,146)	$ (49,234)	$ (68,166)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	87	219	490	1,020
Net accretion of discounts on marketable securities	(196)	(393)	(1,468)	(2,023)
Stock-based compensation expense	904	2,001	5,295	7,632
Non-cash operating lease expense	533	445	2,051	1,714
Loss on disposal of property and equipment		99	99	5
Impairment of assets held for sale		742	742
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(165)	(269)	390	1,835
Deposits and other assets	(118)	(102)	2,390	(1,824)
Accounts payable	(92)	(157)	(1,169)	(2,870)
Accrued expenses and other current liabilities	(2,001)	(3,764)	(2,484)	(7,660)
Operating lease liabilities	(911)	(993)	(3,217)	(2,087)
Other long-term liabilities	16	14	111	97
Net cash used in operating activities	(10,562)	(18,304)	(46,004)	(79,743)
Cash flows from investing activities:
Purchases of property and equipment				(414)
Proceeds from sale of property and equipment	0	60	435
Purchases of marketable securities	(17,187)	(62,298)	(88,298)	(90,052)
Proceeds from maturities of marketable securities	25,119	13,500	60,460	154,610
Net cash provided by (used in) investing activities	7,932	(48,738)	(34,903)	64,144
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,630)	(67,042)	(80,907)	60,381
Cash, cash equivalents and restricted cash, beginning of period	40,265	121,172	121,172	60,791
Cash, cash equivalents and restricted cash, end of period	37,635	54,130	40,265	121,172
Reconciliation of cash, cash equivalents, and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	36,763	52,852	39,393	119,894
Restricted cash included in deposits and other assets	872	1,278	872	1,278
Cash, cash equivalents and restricted cash, end of period	$ 37,635	$ 54,130	$ 40,265	$ 121,172